Internet UltraSector ProFund Investment Strategy - Internet UltraSector ProFund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Index is designed to measure the performance of the 40 largest and most actively traded stocks of U.S. companies in the internet industry. The Index is comprised of two sub-indexes, the Dow Jones Internet Commerce Index which measures the performance of stocks from the internet commerce sector and the Dow Jones Internet Services Index which measures the performance of companies from the internet services sector. Companies in the internet commerce sector must derive the majority of their sales or revenue from online retail, search, financial services, investment products, social media, advertising, travel platforms, internet ratio, blockchain technologies, and cryptocurrency. Companies in the internet services sector must derive the majority of their sales or revenue from various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms. The Index selects 15 companies from the internet commerce sector and 25 companies from internet services sector based on market capitalization and liquidity. Selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every quarter in March, June, September, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJINET.” Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements) in order to gain leveraged exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective. The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no share redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no shares issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.